UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00043

DWS Investment Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  12/31/2011

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2011 (Unaudited)

DWS Small Cap Core Fund
	Shares	Value ($)
Common Stocks 100.1%
Consumer Discretionary 13.5%
Auto Components 0.4%
Dana Holding Corp.* (a)	15,500	188,325
SORL Auto Parts, Inc.* (a)	25,300	58,949

		247,274
Diversified Consumer Services 0.7%
Bridgepoint Education, Inc.*	1,000	23,000
Career Education Corp.*	3,500	27,895
ChinaCast Education Corp.* (a)	19,300	118,116
Corinthian Colleges, Inc.* (a)	63,600	138,012
Sotheby's	4,900	139,797

		446,820
Hotels Restaurants & Leisure 1.7%
Boyd Gaming Corp.* (a)	18,000	134,280
Brinker International, Inc.	8,900	238,164
Cracker Barrel Old Country Store, Inc.	5,800	292,378
Kona Grill, Inc.*	11,800	72,216
Marcus Corp.	7,600	95,836
O'Charley's, Inc.*	5,900	32,391
Papa John's International, Inc.*	1,000	37,680
Scientific Games Corp. "A"*	24,600	238,620

		1,141,565
Household Durables 0.4%
CSS Industries, Inc.	4,000	79,680
Ethan Allen Interiors, Inc.	7,600	180,196

		259,876
Internet & Catalog Retail 0.0%
Orbitz Worldwide, Inc.*	8,700	32,712
Leisure Equipment & Products 0.8%
Arctic Cat, Inc.*	12,300	277,365
Brunswick Corp.	6,100	110,166
JAKKS Pacific, Inc.	5,200	73,372
Johnson Outdoors, Inc. "A"*	2,300	35,305
Sturm, Ruger & Co., Inc.	800	26,768

		522,976
Media 0.6%
Scholastic Corp.	6,200	185,814
The E.W. Scripps Co. "A"*	13,100	104,931
The Madison Square Garden Co. "A"*	3,700	105,968

		396,713
Multiline Retail 0.7%
Dillard's, Inc. "A"	3,100	139,128
Fred's, Inc. "A"	8,500	123,930
Saks, Inc.* (a)	14,200	138,450
The Bon-Ton Stores, Inc.	4,400	14,828
Tuesday Morning Corp.*	14,300	49,335

		465,671
Specialty Retail 6.4%
Aaron's, Inc.	23,100	616,308
American Eagle Outfitters, Inc.	9,200	140,668
Ann, Inc.*	12,800	317,184
Build-A-Bear Workshop, Inc.*	11,600	98,136
Citi Trends, Inc.*	7,100	62,338
Conn's, Inc.* (a)	8,700	96,570
DSW, Inc. "A"	1,700	75,157
Express, Inc.*	3,500	69,790
Foot Locker, Inc.	20,500	488,720
Genesco, Inc.*	1,100	67,914
Group 1 Automotive, Inc.	3,200	165,760
hhgregg, Inc.* (a)	16,200	234,090
New York & Co., Inc.*	10,000	26,600
Penske Automotive Group, Inc.	10,300	198,275
PetSmart, Inc.	4,400	225,676
Pier 1 Imports, Inc.*	8,500	118,405
RadioShack Corp.	16,300	158,273
The Finish Line, Inc. "A"	8,100	156,208
The Men's Wearhouse, Inc.	11,300	366,233
The Pep Boys - Manny, Moe & Jack	14,600	160,600
TravelCenters of America LLC*	60,100	255,425
Williams-Sonoma, Inc.	4,000	154,000

		4,252,330
Textiles, Apparel & Luxury Goods 1.8%
Iconix Brand Group, Inc.*	12,100	197,109
Liz Claiborne, Inc.*	6,500	56,095
Movado Group, Inc.	8,700	158,079
Oxford Industries, Inc.	700	31,584
PVH Corp.	2,200	155,078
Quiksilver, Inc.*	8,600	31,046
Rocky Brands, Inc.*	3,000	27,060
The Jones Group, Inc.	18,600	196,230
True Religion Apparel, Inc.*	10,900	376,922

		1,229,203
Consumer Staples 4.3%
Beverages 0.2%
Cott Corp.*	20,300	127,078
Food & Staples Retailing 1.4%
Kroger Co.	9,700	234,934
Ruddick Corp.	3,500	149,240
United Natural Foods, Inc.*	1,100	44,011
Winn-Dixie Stores, Inc.* (a)	55,300	518,714

		946,899
Food Products 2.3%
Cal-Maine Foods, Inc. (a)	14,600	533,922
Chiquita Brands International, Inc.*	2,400	20,016
Dean Foods Co.*	32,700	366,240
Omega Protein Corp.*	19,000	135,470
Smithfield Foods, Inc.*	20,500	497,740

		1,553,388
Household Products 0.2%
Central Garden & Pet Co. "A"*	11,700	97,344
Personal Products 0.2%
Nature's Sunshine Products, Inc.* (a)	8,000	124,160
Energy 7.8%
Energy Equipment & Services 3.6%
Exterran Holdings, Inc.*	7,200	65,520
Helix Energy Solutions Group, Inc.*	10,800	170,640
Helmerich & Payne, Inc.	3,800	221,768
Hercules Offshore, Inc.*	11,900	52,836
Mitcham Industries, Inc.*	9,600	209,664
Newpark Resources, Inc.*	39,200	372,400
Oceaneering International, Inc.	1,900	87,647
Pioneer Drilling Co.*	21,200	205,216
Precision Drilling Corp.*	11,600	119,016
SEACOR Holdings, Inc.*	1,000	88,960
Superior Energy Services, Inc.*	3,000	85,320
TETRA Technologies, Inc.*	33,700	314,758
TGC Industries, Inc.*	13,000	92,820
Union Drilling, Inc.*	5,800	36,192
Unit Corp.*	4,000	185,600
Willbros Group, Inc.*	30,700	112,669

		2,421,026
Oil, Gas & Consumable Fuels 4.2%
Cloud Peak Energy, Inc.*	3,700	71,484
CVR Energy, Inc.*	15,100	282,823
Denbury Resources, Inc.*	33,900	511,890
James River Coal Co.* (a)	9,600	66,432
L&L Energy, Inc.* (a)	33,700	87,283
Murphy Oil Corp.	8,700	484,938
Petrobras Argentina SA “B” (ADR)	3,300	41,646
Petroleum Development Corp.*	1,600	56,176
Rosetta Resources, Inc.*	3,900	169,650
Stone Energy Corp.*	10,500	276,990
VAALCO Energy, Inc.*	48,300	291,732
W&T Offshore, Inc. (a)	15,000	318,150
Western Refining, Inc.* (a)	9,500	126,255

		2,785,449
Financials 17.0%
Capital Markets 1.0%
Ares Capital Corp.	16,200	250,290
Janus Capital Group, Inc.	45,000	283,950
Oppenheimer Holdings, Inc. "A"	2,800	45,080
W.P. Carey & Co., LLC	2,200	90,068

		669,388
Commercial Banks 5.6%
Associated Banc-Corp.	15,500	173,135
Banner Corp.	4,500	77,175
Cathay General Bancorp.	5,600	83,608
Century Bancorp., Inc. "A"	1,200	33,888
Citizens Republic Bancorp., Inc.*	44,300	505,020
Comerica, Inc.	3,700	95,460
CVB Financial Corp. (a)	13,500	135,405
First BanCorp. - North Carolina (a)	5,100	56,865
First Merchants Corp.	30,700	260,029
First Midwest Bancorp., Inc.	18,400	186,392
MainSource Financial Group, Inc.	28,500	251,655
National Penn Bancshares, Inc.	24,700	208,468
Peoples Bancorp., Inc.	2,800	41,468
PrivateBancorp., Inc.	25,400	278,892
StellarOne Corp.	6,100	69,418
Suffolk Bancorp.*	5,300	57,187
Susquehanna Bancshares, Inc.	5,600	46,928
SVB Financial Group*	1,200	57,228
United Community Banks, Inc.* (a)	26,500	185,235
Webster Financial Corp.	14,700	299,733
Wilshire Bancorp., Inc.*	38,600	140,118
Zions Bancorp. (a)	28,600	465,608

		3,708,915
Consumer Finance 0.2%
DFC Global Corp.*	3,900	70,434
World Acceptance Corp.* (a)	1,000	73,500

		143,934
Diversified Financial Services 1.1%
CBOE Holdings, Inc.	9,600	248,256
Interactive Brokers Group, Inc. "A"	23,100	345,114
PHH Corp.*	3,100	33,170
Portfolio Recovery Associates, Inc.*	1,700	114,784

		741,324
Insurance 5.3%
Allied World Assurance Co. Holdings AG	2,100	132,153
Alterra Capital Holdings Ltd.	9,500	224,485
American Safety Insurance Holdings Ltd.*	13,800	300,150
Argo Group International Holdings Ltd.	6,700	194,032
Aspen Insurance Holdings Ltd.	23,700	628,050
Brown & Brown, Inc.	2,900	65,627
Crawford & Co. "B" (a)	6,200	38,192
Endurance Specialty Holdings Ltd.	4,500	172,125
Hanover Insurance Group, Inc.	20,900	730,455
Horace Mann Educators Corp.	11,100	152,181
Mercury General Corp.	1,800	82,116
PartnerRe Ltd.	4,100	263,261
Reinsurance Group of America, Inc.	1,600	83,600
Seabright Holdings, Inc.	6,900	52,785
Stewart Information Services Corp.	9,800	113,190
Validus Holdings Ltd. (a)	8,300	261,450

		3,493,852
Real Estate Investment Trusts 3.0%
Ashford Hospitality Trust (REIT)	6,900	55,200
CommonWealth REIT (REIT)	19,800	329,472
Extra Space Storage, Inc. (REIT)	9,300	225,339
FelCor Lodging Trust, Inc. (REIT)*	13,800	42,090
Getty Realty Corp. (REIT) (a)	17,400	242,730
LaSalle Hotel Properties (REIT)	2,900	70,209
Medical Properties Trust, Inc. (REIT)	7,400	73,038
National Health Investors, Inc. (REIT)	14,500	637,710
Parkway Properties, Inc. (REIT)	600	5,916
Rayonier, Inc. (REIT)	7,700	343,651

		2,025,355
Real Estate Management & Development 0.2%
Jones Lang LaSalle, Inc.	2,500	153,150
Thrifts & Mortgage Finance 0.6%
Bank Mutual Corp.	24,400	77,592
ESSA Bancorp., Inc.	3,100	32,457
First Defiance Financial Corp.	5,100	74,409
First Financial Holdings, Inc.	23,800	212,534

		396,992
Health Care 12.2%
Biotechnology 1.1%
Momenta Pharmaceuticals, Inc.*	18,700	325,193
Myriad Genetics, Inc.*	19,200	402,048

		727,241
Health Care Equipment & Supplies 0.7%
Alere, Inc.*	5,900	136,231
Align Technology, Inc.*	3,400	80,665
CryoLife, Inc.*	7,500	36,000
RTI Biologics, Inc.*	19,200	85,248
The Cooper Companies, Inc.	2,100	148,092

		486,236
Health Care Providers & Services 6.9%
Almost Family, Inc.*	7,800	129,324
Amedisys, Inc.* (a)	32,800	357,848
AMERIGROUP Corp.*	2,900	171,332
Five Star Quality Care, Inc.*	19,500	58,500
Health Net, Inc.*	22,400	681,408
Healthspring, Inc.*	5,200	283,608
Humana, Inc.	6,100	534,421
Kindred Healthcare, Inc.*	28,900	340,153
LHC Group, Inc.*	6,500	83,395
Magellan Health Services, Inc.*	13,000	643,110
Molina Healthcare, Inc.*	33,500	748,055
WellCare Health Plans, Inc.*	10,100	530,250

		4,561,404
Life Sciences Tools & Services 1.2%
Cambrex Corp.*	22,838	163,977
PerkinElmer, Inc.	30,100	602,000

		765,977
Pharmaceuticals 2.3%
Cornerstone Therapeutics, Inc.*	4,600	25,760
Endo Pharmaceuticals Holdings, Inc.*	9,500	328,035
Hi-Tech Pharmacal Co., Inc.*	1,000	38,890
Jazz Pharmaceuticals, Inc.*	2,500	96,575
Medicis Pharmaceutical Corp. "A"	5,500	182,875
Par Pharmaceutical Companies, Inc.* (a)	11,100	363,303
ViroPharma, Inc.*	18,500	506,715

		1,542,153
Industrials 16.9%
Aerospace & Defense 1.7%
Cubic Corp.	11,100	483,849
Curtiss-Wright Corp.	5,200	183,716
Orbital Sciences Corp.*	8,500	123,505
Triumph Group, Inc.	5,600	327,320

		1,118,390
Air Freight & Logistics 0.2%
Forward Air Corp.	3,400	108,970
Airlines 0.8%
Alaska Air Group, Inc.*	1,300	97,617
Hawaiian Holdings, Inc. "A"*	65,700	381,060
Republic Airways Holdings, Inc.*	1,800	6,174
United Continental Holdings, Inc.*	4,500	84,915

		569,766
Building Products 0.6%
Gibraltar Industries, Inc.*	27,700	386,692
Commercial Services & Supplies 1.9%
A.T. Cross Co. "A"*	2,300	25,944
ABM Industries, Inc.	11,600	239,192
Courier Corp.	2,900	34,017
EnergySolutions, Inc.*	15,100	46,659
G & K Services, Inc. "A"	6,300	183,393
Kimball International, Inc. "B"	16,800	85,176
Quad Graphics, Inc. (a)	7,100	101,814
Sykes Enterprises, Inc.*	16,300	255,258
The Brink's Co.	9,200	247,296
TMS International Corp. "A"*	4,300	42,484

		1,261,233
Construction & Engineering 2.9%
Chicago Bridge & Iron Co. NV	15,300	578,340
EMCOR Group, Inc.	19,500	522,795
Granite Construction, Inc.	5,100	120,972
Michael Baker Corp.*	2,300	45,103
Primoris Services Corp. (a)	6,500	97,045
Sterling Construction Co., Inc.*	23,800	256,326
Tutor Perini Corp.*	11,500	141,910
URS Corp.*	4,300	151,016

		1,913,507
Electrical Equipment 0.4%
EnerSys*	1,800	46,746
Fushi Copperweld, Inc.* (a)	18,100	136,112
Hubbell, Inc. "B"	600	40,116
Thomas & Betts Corp.*	1,000	54,600

		277,574
Machinery 3.8%
AGCO Corp.*	5,200	223,444
Alamo Group, Inc.	7,100	191,203
Ampco-Pittsburgh Corp.	3,400	65,756
Barnes Group, Inc.	5,300	127,783
China Yuchai International Ltd.	7,700	106,183
Hardinge, Inc.	3,400	27,370
Hurco Companies, Inc.*	2,900	60,900
ITT Corp.	4,900	94,717
Kennametal, Inc.	5,200	189,904
Meritor, Inc.*	2,700	14,364
Miller Industries, Inc.	17,700	278,421
NACCO Industries, Inc. "A"	1,100	98,142
Oshkosh Corp.*	19,000	406,220
Pall Corp.	3,500	200,025
Sauer-Danfoss, Inc.*	3,900	141,219
Timken Co.	2,600	100,646
Wabtec Corp.	2,500	174,875

		2,501,172
Professional Services 2.4%
CRA International, Inc.*	11,100	220,224
ICF International, Inc.*	6,100	151,158
Insperity, Inc.	9,100	230,685
Kelly Services, Inc. "A"	23,300	318,744
Manpower, Inc.	3,500	125,125
Robert Half International, Inc.	4,100	116,686
Towers Watson & Co. "A"	7,400	443,482

		1,606,104
Road & Rail 1.5%
Arkansas Best Corp.	21,000	404,670
Landstar System, Inc.	8,300	397,736
Ryder System, Inc.	2,900	154,106
Saia, Inc.*	4,400	54,912

		1,011,424
Trading Companies & Distributors 0.7%
Beacon Roofing Supply, Inc.* (a)	2,900	58,667
DXP Enterprises, Inc.*	4,100	132,020
Titan Machinery, Inc.* (a)	4,300	93,439
WESCO International, Inc.*	3,100	164,331

		448,457
Information Technology 18.7%
Communications Equipment 1.9%
Black Box Corp.	3,400	95,336
Brocade Communications Systems, Inc.*	24,400	126,636
Comtech Telecommunications Corp.	21,300	609,606
EchoStar Corp. "A"*	2,800	58,632
Emulex Corp.*	10,600	72,716
NETGEAR, Inc.*	1,500	50,355
TESSCO Technologies, Inc.	19,000	262,580

		1,275,861
Computers & Peripherals 1.8%
Cray, Inc.*	40,500	262,035
Datalink Corp.*	32,100	265,146
Imation Corp.*	43,000	246,390
QLogic Corp.*	12,900	193,500
Seagate Technology PLC	8,200	134,480
Western Digital Corp.*	2,400	74,280

		1,175,831
Electronic Equipment, Instruments & Components 2.9%
Arrow Electronics, Inc.*	1,800	67,338
Brightpoint, Inc.*	19,000	204,440
Electro Scientific Industries, Inc.*	3,800	55,024
Insight Enterprises, Inc.*	7,300	111,617
Itron, Inc.*	6,000	214,620
Jabil Circuit, Inc.	11,000	216,260
MTS Systems Corp.	3,500	142,625
Newport Corp.*	7,300	99,353
PC Connection, Inc.	14,000	155,260
RadiSys Corp.*	9,900	50,094
Tech Data Corp.*	4,500	222,345
Vishay Intertechnology, Inc.*	45,400	408,146

		1,947,122
Internet Software & Services 2.8%
AOL, Inc.*	35,900	542,090
DealerTrack Holdings, Inc.*	10,200	278,052
EarthLink, Inc.	96,600	622,104
IAC/InterActiveCorp.	2,500	106,500
InfoSpace, Inc.*	10,100	110,999
ModusLink Global Solutions, Inc.	15,200	82,080
United Online, Inc.	25,500	138,720

		1,880,545
IT Services 4.1%
Acxiom Corp.*	14,500	177,045
CACI International, Inc. "A"* (a)	13,400	749,328
Computer Sciences Corp.	14,700	348,390
Convergys Corp.*	20,200	257,954
CSG Systems International, Inc.*	19,200	282,432
Lender Processing Services, Inc.	10,400	156,728
TeleTech Holdings, Inc.*	5,500	89,100
Total System Services, Inc.	30,200	590,712
Unisys Corp.*	3,400	67,014

		2,718,703
Office Electronics 0.3%
Xerox Corp.	26,100	207,756
Semiconductors & Semiconductor Equipment 3.2%
Amkor Technology, Inc.*	58,300	254,188
GT Advanced Technologies, Inc.* (a)	17,100	123,804
Kulicke & Soffa Industries, Inc.*	57,600	532,800
LTX-Credence Corp.*	11,900	63,665
MEMC Electronic Materials, Inc.*	13,400	52,796
Micron Technology, Inc.*	45,000	283,050
OmniVision Technologies, Inc.*	10,200	124,797
Photronics, Inc.*	47,100	286,368
SunPower Corp.* (a)	33,100	206,213
Tessera Technologies, Inc.*	10,000	167,500

		2,095,181
Software 1.7%
ePlus, Inc.*	4,400	124,432
Fair Isaac Corp.	2,100	75,264
Manhattan Associates, Inc.*	7,200	291,456
Net 1 UEPS Technologies, Inc.*	4,900	37,583
Quest Software, Inc.*	21,600	401,760
Solarwinds, Inc.*	4,400	122,980
Websense, Inc.*	3,600	67,428

		1,120,903
Materials 5.6%
Chemicals 2.9%
CF Industries Holdings, Inc.	1,400	202,972
Chemtura Corp.*	33,300	377,622
Minerals Technologies, Inc.	3,600	203,508
OM Group, Inc.*	22,500	503,775
Spartech Corp.*	15,400	72,842
Stepan Co.	1,400	112,224
TPC Group, Inc.*	10,400	242,632
W.R. Grace & Co.*	4,500	206,640

		1,922,215
Containers & Packaging 0.3%
Sealed Air Corp.	10,600	182,426
Metals & Mining 0.9%
China Gerui Advanced Materials Group Ltd.* (a)	16,900	56,615
Coeur d'Alene Mines Corp.*	11,000	265,540
Friedman Industries, Inc.	6,200	64,790
Hecla Mining Co.	22,600	118,198
Sims Metal Management Ltd. (ADR) (a)	6,200	79,670

		584,813
Paper & Forest Products 1.5%
AbitibiBowater, Inc.*	20,500	298,275
Buckeye Technologies, Inc.	3,800	127,072
Domtar Corp.	3,300	263,868
KapStone Paper & Packaging Corp.*	15,800	248,692
Neenah Paper, Inc.	3,100	69,192

		1,007,099
Telecommunication Services 1.3%
Diversified Telecommunication Services 0.2%
FairPoint Communications, Inc.* (a)	13,800	59,754
SureWest Communications	4,300	51,729

		111,483
Wireless Telecommunication Services 1.1%
Telephone & Data Systems, Inc.	13,400	346,926
Telephone & Data Systems, Inc. (Special Shares)	9,000	214,290
U.S.A. Mobility, Inc.	12,100	167,827

		729,043
Utilities 2.8%
Electric Utilities 2.7%
Companhia Paranaense de Energia (ADR) (Preferred)	30,100	631,498
PNM Resources, Inc.	12,400	226,052
Portland General Electric Co.	6,800	171,972
Westar Energy, Inc.	27,200	782,816

		1,812,338
Gas Utilities 0.1%
WGL Holdings, Inc.	1,200	53,064

Total Common Stocks (Cost $65,359,295)		66,494,077
Securities Lending Collateral 9.3%
Daily Assets Fund Institutional, 0.18% (b) (c) (Cost $6,191,368)	6,191,368	6,191,368
Cash Equivalents 0.8%
Central Cash Management Fund, 0.07% (b) (Cost $509,642)	509,642	509,642

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $72,060,305) †	110.2	73,195,087
Other Assets and Liabilities, Net	(10.2)	(6,745,757)

Net Assets	100.0	66,449,330

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $72,192,670.  At December 31, 2011, net unrealized appreciation for all securities based on tax cost was $1,002,417.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,627,884 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,625,467.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at December 31, 2011 amounted to $5,979,618, which is 9.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(d)	$66,494,077	$—	$—	$66,494,077
Short-Term Investments(d)	6,701,010	—	—	6,701,010
Total	$73,195,087	$—	$—	$73,195,087

There have been no transfers in and out of Level 1 and Level 2 fair value measurements during the period ended December 31, 2011.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Small Cap Core Fund, a series of DWS Investment Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	February 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2012